Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Apr. 30, 2020
Entity Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 27, 2020
Document Effective Date	Sep. 01, 2020
Prospectus Date	Sep. 01, 2020
ROBO Global® Robotics and Automation Index ETF
Prospectus [Line Items]
Trading Symbol	ROBO
ROBO Global® Healthcare Technology and Innovation ETF
Prospectus [Line Items]
Trading Symbol	HTEC